FINANCIAL STATEMENT SCHEDULE I (STATEMENT OF CHANGES IN EQUITY) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Financial Statements, Captions [Line Items]
Balance		$ 394,528,067	$ 271,728,922	$ 241,656,490
Net income		38,124,705	92,841,128	43,493,756
Share-based compensation		13,788,049	4,200,273	2,702,089
Option Exercised		$ 110,868	2,765,418	1,051,586
Option Exercised, shares		230,225
Follow-on equity offering, net of issuance costs of $6,919,202	$ 106,600,000	$ 106,621,643
Follow-on equity offering, net of issuance costs of $6,919,202, Shares	51,609,475
Restricted shares vested
Acquisition of non-controlling interest		(2,326,081)
Balance		525,131,677	394,528,067	271,728,922
Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Balance		$ 27,328	$ 26,532	$ 26,320
Balance, shares		270,918,702	262,956,278	260,836,578
Share-based compensation
Option Exercised		$ 23	$ 560	$ 212
Option Exercised, shares		230,225	5,596,050	2,119,700
Follow-on equity offering, net of issuance costs of $6,919,202		$ 5,161
Follow-on equity offering, net of issuance costs of $6,919,202, Shares		51,609,475
Restricted shares vested		$ 927	$ 236
Restricted shares vested, Shares		9,271,350	2,366,374
Acquisition of non-controlling interest
Balance		$ 33,439	$ 27,328	$ 26,532
Balance, shares		332,029,752	270,918,702	262,956,278
Treasury Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Balance		$ (1,748,836)	$ (1,748,836)	$ (1,748,836)
Share-based compensation
Option Exercised
Follow-on equity offering, net of issuance costs of $6,919,202
Restricted shares vested
Acquisition of non-controlling interest
Balance		(1,748,836)	(1,748,836)	(1,748,836)
Additional paid-in capital [Member]
Condensed Financial Statements, Captions [Line Items]
Balance		247,076,428	240,111,533	236,358,070
Share-based compensation		13,788,049	4,200,273	2,702,089
Option Exercised		110,845	2,764,858	1,051,374
Follow-on equity offering, net of issuance costs of $6,919,202		106,616,482
Restricted shares vested		(927)	(236)
Acquisition of non-controlling interest		1,090,572
Balance		368,681,449	247,076,428	240,111,533
Retained earnings (accumulated losses) [Member]
Condensed Financial Statements, Captions [Line Items]
Balance		133,273,480	40,432,352	(3,061,404)
Share-based compensation
Option Exercised
Follow-on equity offering, net of issuance costs of $6,919,202
Restricted shares vested
Acquisition of non-controlling interest
Balance		171,398,185	133,273,480	40,432,352
Accumulated other comprehensive income (loss) [Member]
Condensed Financial Statements, Captions [Line Items]
Balance		13,107,187	(8,721,820)	8,780,313
Share-based compensation
Option Exercised
Follow-on equity offering, net of issuance costs of $6,919,202
Restricted shares vested
Acquisition of non-controlling interest		(123,668)
Balance		(13,232,560)	13,107,187	(8,721,820)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Balance		391,735,587	270,099,761	240,354,463
Net income		38,124,705	92,841,128	43,493,756
Other comprehensive loss		(26,216,079)	21,829,007	(17,502,133)
Share-based compensation		13,788,049	4,200,273	2,702,089
Option Exercised		110,868	$ 2,765,418	1,051,586
Follow-on equity offering, net of issuance costs of $6,919,202		$ 106,621,643
Restricted shares vested, Shares		0	0
Acquisition of non-controlling interest		$ 966,904
Balance		525,131,677	$ 391,735,587	270,099,761
Parent Company [Member] | Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Balance		$ 27,328	$ 26,532	$ 26,320
Balance, shares		270,918,702	262,956,278	260,836,578
Net income		$ 0	$ 0	$ 0
Other comprehensive loss		0	0	0
Share-based compensation		0	0	0
Option Exercised		$ 23	$ 560	$ 212
Option Exercised, shares		230,225	5,596,050	2,119,700
Follow-on equity offering, net of issuance costs of $6,919,202		$ 5,161
Follow-on equity offering, net of issuance costs of $6,919,202, Shares		51,609,475
Restricted shares vested		$ 927	$ 236
Restricted shares vested, Shares		9,271,350	2,366,374
Acquisition of non-controlling interest		$ 0
Balance		$ 33,439	$ 27,328	$ 26,532
Balance, shares		332,029,752	270,918,702	262,956,278
Parent Company [Member] | Treasury Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Balance		$ (1,748,836)	$ (1,748,836)	$ (1,748,836)
Net income		0	0	0
Other comprehensive loss		0	0	0
Share-based compensation		0	0	0
Option Exercised		$ 0	$ 0	0
Follow-on equity offering, net of issuance costs of $6,919,202, Shares		0
Restricted shares vested, Shares		0	0
Acquisition of non-controlling interest		$ 0
Balance		(1,748,836)	$ (1,748,836)	(1,748,836)
Parent Company [Member] | Additional paid-in capital [Member]
Condensed Financial Statements, Captions [Line Items]
Balance		247,076,428	240,111,533	236,358,070
Net income		0	0	0
Other comprehensive loss		0	0	0
Share-based compensation		13,788,049	4,200,273	2,702,089
Option Exercised		110,845	2,764,858	1,051,374
Follow-on equity offering, net of issuance costs of $6,919,202		$ 106,616,482
Restricted shares vested			(236)
Restricted shares vested, Shares		(927)
Acquisition of non-controlling interest		$ 1,090,572
Balance		368,681,449	247,076,428	240,111,533
Parent Company [Member] | Retained earnings (accumulated losses) [Member]
Condensed Financial Statements, Captions [Line Items]
Balance		133,273,480	40,432,352	(3,061,404)
Net income		38,124,705	92,841,128	43,493,756
Other comprehensive loss		0	0	0
Share-based compensation		0	0	0
Option Exercised		$ 0	$ 0	0
Follow-on equity offering, net of issuance costs of $6,919,202, Shares		0
Restricted shares vested, Shares		0	0
Acquisition of non-controlling interest		$ 0
Balance		171,398,185	$ 133,273,480	40,432,352
Parent Company [Member] | Accumulated other comprehensive income (loss) [Member]
Condensed Financial Statements, Captions [Line Items]
Balance		13,107,187	(8,721,820)	8,780,313
Net income		0	0	0
Other comprehensive loss		(26,216,079)	21,829,007	(17,502,133)
Share-based compensation		0	0	0
Option Exercised		$ 0	$ 0	0
Follow-on equity offering, net of issuance costs of $6,919,202, Shares		0
Restricted shares vested, Shares		0	0
Acquisition of non-controlling interest		$ (123,668)
Balance		$ (13,232,560)	$ 13,107,187	$ (8,721,820)